Business transactions (Details Textual)	1 Months Ended		12 Months Ended
	Aug. 22, 2017	Nov. 19, 2015	Dec. 31, 2017 USD ($) a	Dec. 31, 2015 USD ($)	Jun. 30, 2018 USD ($)	Dec. 18, 2017 USD ($)
Disclosure of detailed information about business transactions [Line Items]
Percentage of voting equity interests acquired			100.00%	100.00%
Land area | a			1.9
Loss on business transactions				$ 296,000
Consideration owed			$ 10,684,000
Security Deposits			$ 15,600,000
Subsequent Events [Member] | Bottom of range [member]
Disclosure of detailed information about business transactions [Line Items]
Investments in subsidiaries					$ 7,000,000
Subsequent Events [Member] | Top of range [member]
Disclosure of detailed information about business transactions [Line Items]
Investments in subsidiaries					$ 8,000,000
Tiple Block [Member]
Disclosure of detailed information about business transactions [Line Items]
Land area | a			21,000
Percentage of working interest			45.00%
Llanos 32 Block [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest acquired	2.50%
Zamuro field [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest			12.50%
Percentage of working interest acquired			56.25%
Aguada Baguales, El Porvenir and Puesto Touquet blocks [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest acquired			100.00%
Consideration transferred, acquisition-date fair value						$ 52,000,000
Morona Block [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest			75.00%
Cerrito Block [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest exchanged		10.00%
Yamu Block [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest exchanged		10.00%
Carupana Field [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest				89.50%
Petroperu [Member]
Disclosure of detailed information about business transactions [Line Items]
Percentage of working interest			25.00%